Quarterly Holdings Report
for
Fidelity® Equity-Income K6 Fund
October 31, 2023
EQU-K6-NPRT3-1223
1.9893873.104
Common Stocks - 95.4%
	Shares	Value ($)
COMMUNICATION SERVICES - 5.7%
Diversified Telecommunication Services - 1.5%
AT&T, Inc.	52,564	809,486
Verizon Communications, Inc.	33,181	1,165,649
		1,975,135
Interactive Media & Services - 1.5%
Alphabet, Inc. Class A (a)	15,388	1,909,343
Media - 1.6%
Comcast Corp. Class A	43,952	1,814,778
Interpublic Group of Companies, Inc.	11,297	320,835
		2,135,613
Wireless Telecommunication Services - 1.1%
Rogers Communications, Inc. Class B (non-vtg.)	7,579	280,807
T-Mobile U.S., Inc.	8,520	1,225,687
		1,506,494
TOTAL COMMUNICATION SERVICES		7,526,585
CONSUMER DISCRETIONARY - 4.1%
Diversified Consumer Services - 0.3%
H&R Block, Inc.	8,622	353,933
Hotels, Restaurants & Leisure - 1.5%
McDonald's Corp.	7,414	1,943,728
Specialty Retail - 2.1%
Best Buy Co., Inc.	3,301	220,573
Burlington Stores, Inc. (a)	3,450	417,554
Dick's Sporting Goods, Inc.	634	67,806
Lowe's Companies, Inc.	1,622	309,105
TJX Companies, Inc.	19,940	1,756,116
		2,771,154
Textiles, Apparel & Luxury Goods - 0.2%
Columbia Sportswear Co.	1,273	93,947
Tapestry, Inc.	7,750	213,590
		307,537
TOTAL CONSUMER DISCRETIONARY		5,376,352
CONSUMER STAPLES - 10.9%
Beverages - 1.7%
Keurig Dr. Pepper, Inc.	33,722	1,022,788
The Coca-Cola Co.	21,554	1,217,585
		2,240,373
Consumer Staples Distribution & Retail - 4.2%
Albertsons Companies, Inc.	8,883	192,761
Alimentation Couche-Tard, Inc. Class A (multi-vtg.)	7,853	427,491
BJ's Wholesale Club Holdings, Inc. (a)	9,246	629,838
Costco Wholesale Corp.	1,071	591,663
Dollar Tree, Inc. (a)	7,355	817,067
Metro, Inc.	8,330	423,123
Target Corp.	1,953	216,373
Walmart, Inc.	13,670	2,233,815
		5,532,131
Food Products - 1.3%
Bunge Ltd.	6,112	647,750
Mondelez International, Inc.	15,334	1,015,264
		1,663,014
Household Products - 1.7%
Procter & Gamble Co.	15,212	2,282,256
Personal Care Products - 1.0%
Estee Lauder Companies, Inc. Class A	2,108	271,658
Kenvue, Inc.	42,973	799,298
Unilever PLC	3,803	180,113
		1,251,069
Tobacco - 1.0%
Philip Morris International, Inc.	15,197	1,354,965
TOTAL CONSUMER STAPLES		14,323,808
ENERGY - 8.5%
Oil, Gas & Consumable Fuels - 8.5%
Canadian Natural Resources Ltd.	16,336	1,037,352
ConocoPhillips Co.	15,726	1,868,249
Enterprise Products Partners LP	32,662	850,518
Exxon Mobil Corp.	41,791	4,423,577
Hess Corp.	7,105	1,025,962
Imperial Oil Ltd.	18,309	1,043,418
Phillips 66 Co.	4,738	540,464
Valero Energy Corp.	3,671	466,217
		11,255,757
FINANCIALS - 16.0%
Banks - 9.4%
Bank of America Corp.	103,067	2,714,785
Huntington Bancshares, Inc.	67,425	650,651
JPMorgan Chase & Co.	33,806	4,701,061
M&T Bank Corp.	6,688	754,072
PNC Financial Services Group, Inc.	13,511	1,546,604
Wells Fargo & Co.	49,214	1,957,241
		12,324,414
Consumer Finance - 0.5%
Capital One Financial Corp.	7,024	711,461
Financial Services - 1.1%
Edenred SA	10,237	544,188
Visa, Inc. Class A	3,552	835,075
		1,379,263
Insurance - 5.0%
American Financial Group, Inc.	6,668	729,212
Chubb Ltd.	10,004	2,147,058
Hartford Financial Services Group, Inc.	19,317	1,418,834
Marsh & McLennan Companies, Inc.	5,873	1,113,814
The Travelers Companies, Inc.	7,432	1,244,414
		6,653,332
TOTAL FINANCIALS		21,068,470
HEALTH CARE - 16.1%
Biotechnology - 1.3%
Gilead Sciences, Inc.	21,307	1,673,452
Health Care Providers & Services - 3.5%
Cigna Group	7,430	2,297,356
UnitedHealth Group, Inc.	4,296	2,300,766
		4,598,122
Life Sciences Tools & Services - 1.6%
Danaher Corp.	11,027	2,117,405
Pharmaceuticals - 9.7%
AstraZeneca PLC (United Kingdom)	11,998	1,502,195
Bristol-Myers Squibb Co.	24,099	1,241,821
Eli Lilly & Co.	4,271	2,365,835
Johnson & Johnson	14,424	2,139,656
Merck & Co., Inc.	19,056	1,957,051
Roche Holding AG (participation certificate)	5,726	1,475,645
Royalty Pharma PLC	24,293	652,753
Sanofi SA	17,024	1,545,885
		12,880,841
TOTAL HEALTH CARE		21,269,820
INDUSTRIALS - 10.8%
Aerospace & Defense - 2.8%
Huntington Ingalls Industries, Inc.	3,336	733,320
Northrop Grumman Corp.	2,376	1,120,118
The Boeing Co. (a)	9,894	1,848,397
		3,701,835
Air Freight & Logistics - 0.7%
United Parcel Service, Inc. Class B	6,227	879,564
Building Products - 0.4%
Johnson Controls International PLC	11,331	555,446
Commercial Services & Supplies - 0.4%
GFL Environmental, Inc.	9,133	263,107
Veralto Corp.	3,675	253,575
		516,682
Electrical Equipment - 1.0%
AMETEK, Inc.	7,322	1,030,718
Regal Rexnord Corp.	2,308	273,290
		1,304,008
Industrial Conglomerates - 2.3%
General Electric Co.	19,764	2,146,963
Hitachi Ltd.	6,758	428,367
Siemens AG	3,829	508,104
		3,083,434
Machinery - 2.0%
Crane Co.	6,104	594,102
Fortive Corp.	8,794	574,072
ITT, Inc.	15,986	1,492,293
		2,660,467
Professional Services - 0.7%
Experian PLC	9,233	279,546
KBR, Inc.	7,968	463,339
Paychex, Inc.	1,072	119,046
		861,931
Trading Companies & Distributors - 0.5%
Watsco, Inc. (b)	2,030	708,247
TOTAL INDUSTRIALS		14,271,614
INFORMATION TECHNOLOGY - 11.1%
Communications Equipment - 1.9%
Cisco Systems, Inc.	48,690	2,538,210
Electronic Equipment, Instruments & Components - 0.3%
Crane Nxt Co.	6,606	343,512
IT Services - 1.7%
Accenture PLC Class A	3,580	1,063,582
Amdocs Ltd.	14,904	1,194,705
		2,258,287
Semiconductors & Semiconductor Equipment - 3.0%
Analog Devices, Inc.	6,222	978,907
NXP Semiconductors NV	8,100	1,396,683
Taiwan Semiconductor Manufacturing Co. Ltd. sponsored ADR	17,606	1,519,574
		3,895,164
Software - 2.8%
Gen Digital, Inc.	16,455	274,140
Microsoft Corp.	5,379	1,818,694
Roper Technologies, Inc.	3,411	1,666,512
		3,759,346
Technology Hardware, Storage & Peripherals - 1.4%
Apple, Inc.	2,075	354,348
Samsung Electronics Co. Ltd.	27,037	1,343,768
Seagate Technology Holdings PLC	2,692	183,729
		1,881,845
TOTAL INFORMATION TECHNOLOGY		14,676,364
MATERIALS - 4.8%
Chemicals - 2.3%
Linde PLC	7,838	2,995,370
Containers & Packaging - 1.4%
Ball Corp.	14,332	690,086
Crown Holdings, Inc.	14,020	1,130,012
		1,820,098
Metals & Mining - 1.1%
Freeport-McMoRan, Inc.	42,342	1,430,313
TOTAL MATERIALS		6,245,781
REAL ESTATE - 1.9%
Equity Real Estate Investment Trusts (REITs) - 1.9%
American Tower Corp.	4,383	781,007
Lamar Advertising Co. Class A	13,160	1,082,673
Public Storage	2,741	654,304
		2,517,984
UTILITIES - 5.5%
Electric Utilities - 3.7%
Constellation Energy Corp.	7,671	866,209
Exelon Corp.	13,663	532,037
FirstEnergy Corp.	11,423	406,659
NextEra Energy, Inc.	24,509	1,428,875
PG&E Corp. (a)	30,292	493,760
Southern Co.	16,623	1,118,728
		4,846,268
Independent Power and Renewable Electricity Producers - 0.4%
Vistra Corp.	18,534	606,432
Multi-Utilities - 1.4%
Ameren Corp.	6,408	485,150
CenterPoint Energy, Inc.	17,599	473,061
Dominion Energy, Inc.	8,644	348,526
WEC Energy Group, Inc.	6,330	515,199
		1,821,936
TOTAL UTILITIES		7,274,636
TOTAL COMMON STOCKS (Cost $110,315,092)		125,807,171

Money Market Funds - 5.3%
	Shares	Value ($)
Fidelity Cash Central Fund 5.40% (c)	6,282,952	6,284,209
Fidelity Securities Lending Cash Central Fund 5.40% (c)(d)	706,429	706,500
TOTAL MONEY MARKET FUNDS (Cost $6,990,709)		6,990,709

TOTAL INVESTMENT IN SECURITIES - 100.7% (Cost $117,305,801)	132,797,880
NET OTHER ASSETS (LIABILITIES) - (0.7)%	(935,277)
NET ASSETS - 100.0%	131,862,603

Legend

(a)	Non-income producing
(b)	Security or a portion of the security is on loan at period end.
(c)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(d)	Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	% ownership, end of period
Fidelity Cash Central Fund 5.40%	6,467,902	29,479,498	29,663,191	228,866	-	-	6,284,209	0.0%
Fidelity Securities Lending Cash Central Fund 5.40%	506,250	2,441,458	2,241,208	4,131	-	-	706,500	0.0%
Total	6,974,152	31,920,956	31,904,399	232,997	-	-	6,990,709

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds.

Amounts in the dividend income column for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For any foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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